Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions with Wholly-owned Subsidiaries	The Company earns management fees and commissions from its wholly-owned subsidiaries, to which HMI provides pool management services, that are not controlled by HMI, but rather by the participants in the pools pursuant to the one vote-per-vessel contractual arrangements between HMI and the participants in the pools (the “Non-consolidated Pool Subsidiaries”). The amounts earned for the six-months ended June 30, 2025 and 2024 are included in “Trade revenues, related parties” in the accompanying unaudited interim condensed consolidated statements of operations and are analyzed as follows:

	June 30, 2025
	Management Fees	Commissions
Blue Fin Pool	210,141	419,969
Sea Lion Pool	317,157	1,082,220
Dorado Pool	54,300	374,875
Seahorse Pool	-	15,974
Seadragon Pool	794,802	549,256

Total	1,376,400	2,442,294

	June 30, 2024
	Management Fees	Commissions
Blue Fin Pool	337,700	492,845
Sea Lion Pool	491,400	1,792,897
Dorado Pool	7,438	439,568
Seahorse Pool	-	17,075
Seadragon Pool	28,125	1,954,611

Total	864,663	4,696,996

Schedule Of Receivables From Non-Consolidated Pool Subsidiaries	As of June 30, 2025, and December 31, 2024, the Company’s receivables from the Non-consolidated Pool subsidiaries consisted of:

	June 30, 2025	December 31, 2024
Blue Fin Pool	1,638,782	2,457,095
SeaLion Pool	208,439	1,299,135
Seadragon Pool	3,043,131	2,962,896
Seawolf Pool	15,853	15,592

Dorado Pool	1,802,047	1,041,740
Star Pool	7,302	7,186
Marlin Pool	4,595	4,595
SeaHorse Pool	528,170	525,384
Total Receivables	7,248,319	8,313,623

Summary of Non-Consolidated Pool Subsidiaries Information

Revenues of the Non-consolidated Pool Subsidiaries, costs and expenses applicable to revenues of the Non-consolidated Pool Subsidiaries, net income of the Non-consolidated Pool Subsidiaries for the six-month period ended June 30, 2025 and 2024 and current and total assets of the Non-consolidated Pool subsidiaries, current and total liabilities of the Non-consolidated Pool subsidiaries as of June 30, 2025 and December 31, 2024 are presented below:

	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024
Revenues of the Non-consolidated Pool Subsidiaries	194,960,271	385,073,104
Costs and expenses of the Non-consolidated Pool Subsidiaries	88,214,133	144,193,662
Net income of the Non-consolidated Pool Subsidiaries	-	-
	June 30, 2025	December 31, 2024
Current and total assets of the Non-consolidated Pool Subsidiaries	76,945,934	114,193,010
Current and total liabilities of the Non-consolidated Pool Subsidiaries	76,945,734	114,192,810